Cover Page	Nov. 24, 2020	Aug. 17, 2020
Cover [Abstract]
Document Type		8-K
Document Period End Date	Nov. 24, 2020
Entity Registrant Name		Jacobs Engineering Group Inc.
Entity Incorporation, State or Country Code		DE
Entity File Number		1-7463
Entity Tax Identification Number		95-4081636
Entity Address, Address Line One		1999 Bryan Street
Entity Address, Address Line Two		Suite 1200
Entity Address, City or Town		Dallas
Entity Address, State or Province		TX
Entity Address, Postal Zip Code		75201
City Area Code		214
Local Phone Number		583-8500
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock
Trading Symbol		J
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Entity Central Index Key		0000052988
Amendment Flag		false